Commitments and Contingencies - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Commitments and Contingencies
Loss on abandonment of operating lease right-of-use asset		$ 927,000	$ 0	$ 927,000	$ 0
Loss on finance lease right-of-use assets		1,000,000		1,000,000
Financing liability		349,000		349,000		$ 925,000
Loss on failed sale and leaseback	$ (100,000)					(82,000)
Loss contingency, estimate of possible loss		1,900,000		1,900,000		1,200,000
Accounts Payable
Commitments and Contingencies
Loss contingency, estimate of possible loss		1,400,000		1,400,000
Accrued Expenses
Commitments and Contingencies
Loss contingency, estimate of possible loss		500,000		500,000
Penn | Penn License Agreement
Commitments and Contingencies
Annual payments to be made				25,000
Additional milestone payments for first CAR-M product				1,700,000
Penn | Penn License Agreement | Maximum
Commitments and Contingencies
Milestone payments		10,900,000		10,900,000
Additional milestone payments				30,000,000
Laboratory Equipment
Commitments and Contingencies
Financing liability		800,000		800,000		$ 1,400,000
Loss on failed sale and leaseback		$ 1,600,000		$ 1,600,000